Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Greenspring Income Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	GRIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Greenspring Income Opportunities Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.greenspringfunds.com/. You can also request this information by contacting us at (833) 574-7469.
Additional Information Phone Number	(833) 574-7469
Additional Information Website	https://www.greenspringfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Greenspring Income Opportunities Fund (GRIOX) returned 9.29% for the year ended September 30, 2024. The Bloomberg U.S. Aggregate Bond Index returned 11.57% and the ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index returned 10.13% over the same time period.
WHAT FACTORS INFLUENCED PERFORMANCE
The primary factors affecting the fixed income markets included cooling inflation and labor market data, a corresponding shift by the Federal Reserve towards a less restrictive monetary policy, and a significant decline in U.S. Treasury yields in response.
The Fund’s performance during the period was driven by the move lower in Treasury yields and contracting credit spreads, as the declining rate of inflation and stable economic backdrop led to solid returns for the U.S. High Yield bond market. The significant move lower in Treasury yields over the period benefitted longer duration indices to a greater degree. The Fund’s performance lagged the Bloomberg U.S. Aggregate Bond Index due to its shorter weighted-average duration, somewhat offset by a higher weighted-average coupon rate in the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/15/2021)
Institutional Shares	9.29	4.50
Bloomberg U.S. Aggregate Bond Index	11.57	-1.46
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index	10.13	4.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.greenspringfunds.com/ for more recent performance information.
Net Assets	$ 299,092,079
Holdings Count | $ / shares	149
Advisory Fees Paid, Amount	$ 1,359,741
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$299,092,079
Number of Holdings	149
Net Advisory Fee	$1,359,741
Portfolio Turnover	54%
Average Credit Quality	B1 / B+
Effective Duration	1.57 years
Weighted Average Maturity	2.55 years
30-Day SEC Yield	5.09%
30-Day SEC Yield Unsubsidized	5.06%

Holdings [Text Block]

Top 10 Holdings*	(% of Net Assets)
Bombardier, Inc.	1.7%
KBR, Inc.	1.4%
TechnipFMC PLC	1.4%
Getty Images, Inc.	1.4%
Pebblebrook Hotel Trust	1.3%
APX Group, Inc.	1.3%
Champions Financing, Inc.	1.3%
NextEra Energy Partners LP	1.3%
Matthews International Corp.	1.3%
WESCO International, Inc.	1.3%

Top Sectors	(% of Net Assets)
Consumer Discretionary	23.7%
Financials	11.8%
Industrials	11.2%
Energy	10.2%
Technology	8.8%
Materials	8.4%
Health Care	4.7%
Communications	3.9%
Utilities	2.9%
Consumer Staples	1.4%
Cash & Other	13.0%

Credit Breakdown**	(% of Net Assets)
BBB	6.5%
BB	52.9%
B	32.1%
CCC	3.4%
Not rated	4.9%
[1],[2]
Updated Prospectus Web Address	https://www.greenspringfunds.com/.

[1]
**	Credit rating agencies Moody’s Investor Service (“Moody’s”) and Standards & Poor’s Corporation (“S&P”) rate the credit quality of debt issues. For reporting purposes, Corbyn Investment Management, Inc. (“Corbyn”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations. For example, if Moody’s and S&P both provide ratings, Corbyn assigns the median rating.

[2]
*	The top 10 holdings excludes investments in money market funds.